Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.3%
		Communication Services—0.8%
1,826,100		Infrastrutture Wireless Italiane SPA	$ 22,920,773
1,500,000	[1]	Reservoir Media Management, Inc.	8,190,000
980,100	[1,2]	Tremor International Ltd., ADR	7,409,556
		TOTAL	38,520,329
		Consumer Discretionary—15.4%
400,000		Academy Sports and Outdoors, Inc.	23,916,000
900,000	[1,2]	Bowlero Corp.	10,917,000
460,000	[1,2]	Cava Group, Inc.	26,270,600
1,332,000	[1]	Chicos Fas, Inc.	8,125,200
490,000	[2]	Choice Hotels International, Inc.	64,067,500
4,000,000	[1]	CTOS LLC	27,680,000
734,720	[1,2]	Custom Truck One Source, Inc.	5,084,263
300,000	[1,2]	Dutch Bros, Inc.	9,303,000
335,000	[1]	Etsy, Inc.	34,052,750
1,225,000	[1,2]	European Wax Center, Inc.	23,728,250
1,780,300	[1]	First Watch Restaurant Group, Inc.	33,184,792
79,500	[1]	Five Below, Inc.	16,563,030
344,500	[1,2]	Floor & Decor Holdings, Inc.	39,565,825
74,600	[1]	GEN Restaurant Group, Inc.	1,486,778
548,800	[1,2]	Lovesac Co./The	16,068,864
550,000	[1,2]	Mister Car Wash, Inc.	5,461,500
271,200		Moncler S.p.A.	19,603,172
34,119,351		NagaCorp Ltd.	21,391,856
900,000	[1]	Planet Fitness, Inc.	60,786,000
400,000	[1,2]	Revolve Group, Inc.	7,888,000
560,000	[1]	Savers Value Village, Inc.	13,535,200
800,000	[1]	Six Flags Entertainment Corp.	19,120,000
2,205,500	[1]	Sportradar Group AG	32,487,015
151,000		Vail Resorts, Inc.	35,558,990
461,300		Wingstop, Inc.	77,765,954
1,515,000	[1]	Xponential Fitness, Inc.	31,996,800
794,400	[1,2]	YETI Holdings, Inc.	33,841,440
		TOTAL	699,449,779
	[1]	Consumer Staples—1.7%
670,700		Chefs Warehouse, Inc.	24,373,238
1,096,200	[2]	Grocery Outlet Holding Corp.	36,667,890
750,000		The Duckhorn Portfolio, Inc.	9,435,000
500,000		Vital Farms, Inc.	5,850,000
		TOTAL	76,326,128
		Energy—3.1%
542,400		Cactus, Inc.	27,543,072
1,074,100		Matador Resources Co.	59,752,183
1,895,000		New Fortress Energy, Inc.	54,102,250
		TOTAL	141,397,505

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—6.0%
625,000		Ares Management Corp.	$ 62,012,500
925,000		Artisan Partners Asset Management, Inc.	38,378,250
1,889,026	[1]	CrossFirst Bankshares, Inc.	22,044,933
2,265,000		FinecoBank Banca Fineco SPA	35,163,078
865,000		Hamilton Lane, Inc.	76,491,950
3,181,933	[2]	P10, Inc.	37,705,906
		TOTAL	271,796,617
		Health Care—33.3%
1,011,966	[1]	89Bio, Inc.	16,029,541
78,292	[1]	Ambrx Biopharma, Inc., ADR	1,193,953
1,872,224	[1]	Amphastar Pharmaceuticals, Inc.	113,625,275
731,462	[1]	Amylyx Pharmaceuticals, Inc.	17,152,784
767,575	[1]	Annexon, Inc.	2,648,134
2,230,000	[1]	Arcturus Therapeutics Holdings, Inc.	77,960,800
425,914	[1]	Argenx SE	214,525,057
125,300	[1]	Argenx SE, ADR	63,211,344
5,264,000	[1]	aTyr Pharma, Inc.	10,317,440
338,980	[1]	Century Therapeutics, Inc.	1,033,889
850,000	[1,2]	Cerevel Therapeutics Holdings	26,001,500
80,000	[1,2]	Charles River Laboratories International, Inc.	16,763,200
150,154	[1]	Chinook Therapeutics, Inc.	5,883,034
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,540,500
308,000	[1,2]	CRISPR Therapeutics AG	17,657,640
290,000	[1]	Cryoport, Inc.	4,660,300
500,000	[1]	Denali Therapeutics, Inc.	14,215,000
358,220	[1]	Dexcom, Inc.	44,619,883
5,848,585	[1,2]	Dynavax Technologies Corp.	81,821,704
500,000	[1]	EDAP TMS SA, ADR	4,560,000
50,000	[1,2]	Establishment Labs Holdings, Inc.	3,600,500
750,000	[1]	Evotec SE, ADR	9,900,000
2,510,000	[1,2]	Fusion Pharmaceuticals, Inc.	8,157,500
1,245,600	[1]	Fusion Pharmaceuticals, Inc.	4,048,200
1,190,000	[1]	Fusion Pharmaceuticals, Inc.	3,867,500
288,800	[1,2]	Galapagos N.V.	12,174,250
3,065,136	[1,3]	Gossamer Bio, Inc.	3,356,106
406,308	[1]	Graphite Bio, Inc.	1,027,959
424,800	[1]	Guardant Health, Inc.	16,575,696
1,870,000	[1]	IDEAYA Biosciences, Inc.	41,813,200
240,000	[1]	Inspire Medical Systems, Inc.	69,074,400
57,500	[1]	Insulet Corp.	15,913,125
1,000,000	[1]	Intellia Therapeutics, Inc.	42,330,000
24,000	[1]	Lantheus Holdings, Inc.	2,075,760
188,702	[1,3]	Laronde, Inc.	4,092,022
979,800	[1,2]	Legend Biotech Corp., ADR	73,994,496
1,815,000	[1,2]	Merus N.V.	47,625,600
534,050	[1,3]	Minerva Neurosciences, Inc.	5,078,815
70,950	[1,3]	Minerva Neurosciences, Inc.	572,055
537,456	[1,2]	Moonlake Immunotherapeutics	32,682,699
561,000	[1]	Morphic Holding, Inc.	31,825,530

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
203,000	[1]	Natera, Inc.	$ 9,179,660
66,090	[1]	Orchard Therapeutics PLC, ADR	332,433
480,500	[1,2]	Outset Medical, Inc.	9,888,690
200,000	[1]	Paragon 28, Inc.	3,534,000
76,000	[1]	Penumbra, Inc.	23,055,360
217,000	[1,2]	Privia Health Group, Inc.	6,058,640
1,513,500	[1]	Regulus Therapeutics, Inc.	2,118,900
450,000	[1]	Regulus Therapeutics, Inc.	630,000
254,296	[1,2]	Repligen Corp.	43,627,022
3,310,800	[1]	Rezolute, Inc.	6,191,196
1,479,652	[1,2]	Rhythm Pharmaceuticals, Inc.	26,396,992
337,600	[1]	Sarepta Therapeutics, Inc.	36,592,464
3,593,000	[1,2]	Scynexis, Inc.	10,599,350
500,000	[1,2]	Structure Therapeutics, Inc., ADR	18,415,000
200,000	[1]	Tela Bio, Inc.	1,958,000
850,000	[1]	Ultragenyx Pharmaceutical, Inc.	36,652,000
822,570	[3]	United Therapeutics Corp.	0
344,442	[1]	Vaxcyte, Inc.	16,553,883
148,800	[1]	Veeva Systems, Inc.	30,387,936
775,000	[1,2]	Verona Pharma PLC, ADR	17,119,750
1,124,000	[1,2]	Verve Therapeutics, Inc.	23,030,760
986,461	[1]	Zentalis Pharmaceuticals, LLC	26,348,373
		TOTAL	1,513,876,800
		Industrials—9.3%
205,000		Advanced Drainage System, Inc.	25,007,950
95,000		Applied Industrial Technologies, Inc.	13,774,050
788,836	[2]	Aris Water Solutions, Inc.	8,621,978
165,300	[1,2]	Chart Industries, Inc.	30,111,048
326,000		Comfort Systems USA, Inc.	56,714,220
400,000	[1,2]	Fiverr International Ltd.	12,056,000
445,000	[1]	GMS, Inc.	32,792,050
857,821	[1,2]	GXO Logistics, Inc.	57,534,054
135,400		HEICO Corp.	23,827,692
1,240,500	[1]	Montrose Environmental Group, Inc.	50,203,035
158,086	[1]	MYR Group, Inc.	22,536,740
48,000		Owens Corning, Inc.	6,719,520
344,000	[1]	Trex Co., Inc.	23,784,160
282,200	[1]	XPO, Inc.	19,539,528
354,192		Xylem, Inc.	39,935,148
		TOTAL	423,157,173
	[1]	Information Technology—11.7%
1,000,000		Allegro MicroSystems, Inc.	51,610,000
1,250,000		Alteryx, Inc.	51,825,000
695,000		Camtek Ltd.	33,088,950
100,000	[2]	Confluent, Inc.	3,454,000
549,449	[2]	Docebo, Inc.	21,104,336
700,000		Domo, Inc.	12,509,000
350,000		Envestnet, Inc.	21,693,000
150,000		Everbridge, Inc.	4,626,000
1,100,000		HashiCorp, Inc.	32,571,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
	[1]	Information Technology—continued
319,800	[2]	Novanta, Inc.	$ 56,572,620
375,000		Okta, Inc.	28,822,500
325,000		Q2 Holdings, Inc.	11,527,750
400,000		Rapid7, Inc.	18,364,000
225,000		Rogers Corp.	37,937,250
384,867,729	[2]	Seeing Machines Ltd.	26,171,822
343,000		Shopify, Inc.	23,179,940
800,000		Smartsheet, Inc.	35,520,000
1,295,000		SoundThinking, Inc.	29,422,400
70,000		SPS Commerce, Inc.	12,627,300
46,900		Tyler Technologies, Inc.	18,601,947
		TOTAL	531,228,815
		Materials—4.1%
750,000	[1]	Aspen Aerogels, Inc.	6,255,000
1,080,000	[1,2]	ATI, Inc.	51,494,400
1,560,000	[1,2]	Livent Corp.	38,407,200
693,700	[1,2]	MP Materials Corp.	16,544,745
334,900	[2]	Scotts Miracle-Gro Co.	23,456,396
1,350,000	[1]	SilverCrest Metals, Inc.	7,749,000
316,500		Westlake Corp.	43,518,750
		TOTAL	187,425,491
		Real Estate—6.9%
980,000		Americold Realty Trust, Inc.	31,771,600
472,000	[1]	CoStar Group, Inc.	39,633,840
690,000	[2]	Easterly Government Properties, Inc.	10,184,400
825,000		Gaming and Leisure Properties, Inc.	39,154,500
375,000		Lamar Advertising Co.	37,012,500
215,000		National Storage Affiliates Trust	7,264,850
1,425,000		Physicians Realty Trust	21,004,500
570,000		Ryman Hospitality Properties, Inc.	54,315,300
855,000	[2]	STAG Industrial, Inc.	31,036,500
1,355,000		VICI Properties, Inc.	42,655,400
		TOTAL	314,033,390
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,786,181,475)	4,197,212,027
		CORPORATE BONDS—0.5%
		Consumer Discretionary—0.3%
$ 15,000,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	14,288,925
		Health Care—0.1%
3,000,000		Cryoport, Inc., Conv. Bond, 0.750%, 12/1/2026	2,382,936
		Industrials—0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,582,001
3,000,000		Upwork, Inc., Conv. Bond, 0.250%, 8/15/2026	2,487,138
		TOTAL	5,069,139
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,747,164)	21,741,000
		PREFERRED STOCKS—0.5%
		Health Care—0.4%
1,957,807	[3]	CeQur SA	9,173,757
1,378,500		Regulus Therapeutics, Inc.	1,929,900

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Health Care—continued
41,900		Regulus Therapeutics, Inc.	$ 5,866,000
		TOTAL	16,969,657
		Real Estate—0.1%
50,000		DigitalBridge Group, Inc., 7.125%	1,068,500
50,000		DigitalBridge Group, Inc., 7.150%	1,064,500
50,000		DigitalBridge Group, Inc., Pfd., 7.125%	1,062,500
		TOTAL	3,195,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $22,327,586)	20,165,157
	[1]	WARRANTS—0.2%
		Health Care—0.2%
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	194
766,284	[3]	Gossamer Bio, Inc., Warrants 7/24/2028	691,171
200,000		Immatics N.V., Warrants 12/31/2025	707,000
162,100		Minerva Neurosciences, Inc., Warrants 12/31/2099	1,306,979
193,334		Rezolute, Inc., Warrants 10/8/2027	91,351
64,800		Rezolute, Inc., Warrants 1/1/2099	121,176
1,685,800		Rezolute, Inc., Warrants 12/31/2099	3,152,446
720,500		Scynexis, Inc., Warrants 5/21/2024	190,789
1,441,000		Scynexis, Inc., Warrants 1/1/2099	4,250,950
165,355		Scynexis, Inc., Warrants 4/26/2029	369,717
		TOTAL WARRANTS (IDENTIFIED COST $18,142,603)	10,881,773
		INVESTMENT COMPANIES—12.7%
52,843,069		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[4]	52,843,069
526,651,534		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	526,598,869
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $579,258,111)	579,441,938
		TOTAL INVESTMENT IN SECURITIES—106.2% (IDENTIFIED COST $3,426,656,939)	4,829,441,895
		OTHER ASSETS AND LIABILITIES - NET—(6.2)%[5]	(280,543,044)
		TOTAL NET ASSETS—100%	$4,548,898,851
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2023	Shares Held as of 7/31/2023	Dividend Income*
Communication Services:
Reservoir Media Management, Inc.**	$8,700,000	$—	$—	$(510,000)	$—	$8,190,000	1,500,000	$—
Consumer Discretionary:
Xponential Fitness, Inc.**	$36,281,250	$3,334,041	$(14,816,741)	$1,696,104	$5,502,146	$31,996,800	1,515,000	$—
Financials:
P10, Inc.	$33,060,284	$—	$—	$4,645,622	$—	$37,705,906	3,181,933	$—
Health Care:
Amphastar Pharmaceuticals, Inc.	$61,787,640	$—	$(7,802,942)	$54,433,581	$5,206,996	$113,625,275	1,872,224	$—
Annexon, Inc.**	$4,780,000	$—	$(787,578)	$3,237,995	$(4,582,284)	$2,648,134	767,575	$—
Arcturus Therapeutics Holdings, Inc.	$27,227,857	$16,905,312	$(4,932,122)	$45,313,374	$(6,553,621)	$77,960,800	2,230,000	$—
aTyr Pharma, Inc.	$7,163,000	$5,319,000	$—	$(2,164,560)	$—	$10,317,440	5,264,000	$—
Dynavax Technologies Corp.	$66,966,298	$—	$—	$14,855,406	$—	$81,821,704	5,848,585	$—
Fusion Pharmaceuticals, Inc.	$6,212,250	$—	$—	$1,945,250	$—	$8,157,500	2,510,000	$—

Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2023	Shares Held as of 7/31/2023	Dividend Income*
Fusion Pharmaceuticals, Inc.	$—	$4,235,040	$—	$(186,840)	$—	$4,048,200	1,245,600	$—
Fusion Pharmaceuticals, Inc.	$—	$4,974,200	$—	$(1,106,700)	$—	$3,867,500	1,190,000	$—
IDEAYA Biosciences, Inc.	$27,150,675	$4,856,250	$—	$9,806,275	$—	$41,813,200	1,870,000	$—
Merus N.V.	$41,770,800	$12,052,256	$(13,655,326)	$13,680,732	$(6,222,861)	$47,625,600	1,815,000	$—
Minerva Neurosciences, Inc.	$1,415,233	$—	$—	$3,663,583	$—	$5,078,815	534,050	$—
Minerva Neurosciences, Inc.	$—	$709,500	$—	$(137,445)	$—	$572,055	70,950	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$—	$1,619,379	$—	$(312,400)	$—	$1,306,979	162,100	$—
Orchard Therapeutics PLC, ADR**	$298,859	$8,330	$—	$25,244	$—	$332,433	66,090	$—
Regulus Therapeutics, Inc.	$2,136,675	$—	$—	$(206,775)	$—	$1,929,900	1,378,500	$—
Regulus Therapeutics, Inc.	$2,345,925	$—	$—	$(227,025)	$—	$2,118,900	1,513,500	$—
Regulus Therapeutics, Inc.	$—	$3,771,419	$—	$2,094,581	$—	$5,866,000	41,900	$—
Regulus Therapeutics, Inc.	$—	$405,045	$—	$224,955	$—	$630,000	450,000	$—
Rezolute, Inc.	$5,595,252	$—	$—	$595,944	$—	$6,191,196	3,310,800	$—
Rezolute, Inc., Warrants 10/8/2027	$102,506	$—	$—	$(11,155)	$—	$91,351	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$109,512	$—	$—	$11,664	$—	$121,176	64,800	$—
Rezolute, Inc., Warrants 12/31/2099	$2,849,002	$—	$—	$303,444	$—	$3,152,446	1,685,800	$—
Rhythm Pharmaceuticals, Inc.	$59,083,454	$—	$(23,639,863)	$(11,707,416)	$2,660,817	$26,396,992	1,479,652	$—
Scynexis, Inc.	$8,299,830	$—	$—	$2,299,520	$—	$10,599,350	3,593,000	$—
Scynexis, Inc., Warrants 5/21/2024	$115,208	$—	$—	$75,580	$—	$190,789	720,500	$—
Scynexis, Inc., Warrants 4/26/2029	$238,458	$—	$—	$131,259	$—	$369,717	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$3,328,710	$—	$—	$922,240	$—	$4,250,950	1,441,000	$—
Ultragenyx Pharmaceutical, Inc.**	$62,713,000	$—	$(28,382,983)	$23,312,211	$(20,990,228)	$36,652,000	850,000	$—
Industrials:
Aris Water Solutions, Inc.**	$44,083,858	$—	$(24,770,978)	$(8,261,804)	$(2,429,099)	$8,621,978	788,836	$385,860
Information Technology:
Seeing Machines Ltd.	$30,028,454	$—	$(610,650)	$(2,880,618)	$(365,364)	$26,171,822	384,867,729	$—
SoundThinking, Inc.	$50,163,800	$1,226,522	$(2,663,227)	$(18,760,078)	$(544,618)	$29,422,400	1,295,000	$—
Affiliated issuers no longer in the port- folio at period end	$223,477,381	$1,409,325	$(203,175,329)	$(8,422,253)	$(13,289,124)	$—	—	$490,782
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$817,485,171	$60,825,619	$(325,237,739)	$128,379,495	$(41,607,240)	$639,845,308	435,482,813	$876,642

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2022	$54,752,001	$539,478,128	$594,230,129
Purchases at Cost	$445,923,828	$1,342,007,124	$1,787,930,952
Proceeds from Sales	$(447,832,760)	$(1,355,145,699)	$(1,802,978,459)
Change in Unrealized Appreciation/Depreciation	$—	$200,300	$200,300
Net Realized Gain/(Loss)	$—	$59,016	$59,016
Value as of 7/31/2023	$52,843,069	$526,598,869	$579,441,938
Shares Held as of 7/31/2023	52,843,069	526,651,534	579,494,603
Dividend Income	$1,530,659	$16,655,367	$18,186,026

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$298,686,687	$300,177,427

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,343,603,004	$—	$9,560,683	$3,353,163,687
International	492,098,332	351,950,008	—	844,048,340
Preferred Stocks
Domestic	10,991,400	—	—	10,991,400
International	—	—	9,173,757	9,173,757
Debt Securities:
Corporate Bonds	—	21,741,000	—	21,741,000
Warrants	3,980,622	4,903,001	1,998,150	10,881,773
Investment Companies	579,441,938	—	—	579,441,938
TOTAL SECURITIES	$4,430,115,296	$378,594,009	$20,732,590	$4,829,441,895

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
PLC	—Public Limited Company